Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Total deposits	$ 1,515,616	$ 1,409,531
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	570,000	511,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	42,000	34,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	76,000	53,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 36,000	$ 29,000